Stockholders' Equity (Deficit)	24 Months Ended
Oct. 31, 2012
Stockholders' Equity (Deficit)

16. Stockholders’ Equity (Deficit)

Stockholder Rights Plan

In June 2012, our Board of Directors adopted a Stockholder Rights Plan (the “Rights Plan”) and initially declared a dividend of one right on each outstanding share of the Company’s common stock held of record as of the close of business on June 29, 2012. Pursuant to the Rights Plan, each share of common stock of the Company is now associated with one preferred stock purchase right. Each right entitles the holder to buy a unit representing one one-thousandth of a share of a new series of preferred stock of the Company for $140.00. Under certain circumstances, if a person or group acquires beneficial ownership of 15% or more of the Company’s common stock, each right (other than rights held by the acquiror) will, unless the rights are redeemed by the Company, become exercisable upon payment of the exercise price of $140.00 for common stock of the Company having a market value of twice the exercise price of the right. The rights may be redeemed by the Company for $0.001 per right at any time until the tenth business day following the first public announcement of the acquisition of beneficial ownership of 15% of the Company’s common stock. The rights expire on June 18, 2013.

Preferred and Preference Stocks

NIC has authorized 30 million shares of preferred stock, none of which have been issued, with a par value of $1.00 per share. In June 2012, the Company filed (i) a Certificate of Elimination to its Restated Certificate of Incorporation, eliminating the series of 110,000 shares of Preferred Stock designated as Junior Participating Preferred Stock, Series A, par value $1.00 per share, that had been authorized in 2007, but unissued, in connection with a prior stockholder rights plan and (ii) a Certificate of Designation to its Restated Certificate of Incorporation creating a series of 22,000 shares of Preferred Stock designated as Junior Participating Preferred Stock, Series A, par value $1.00 per share, authorized in connection with the adoption of a new stockholder rights plan in June 2012. The Junior Participating Preferred Stock, Series A authorized in June 2012 shall have the voting and such other rights, powers and preferences as provided for in the Certificate of Designation

NIC has authorized 10 million shares of preference stock with a par value of $1.00 per share.

The UAW holds the Series B Nonconvertible Junior Preference Stock (“Series B”) and is currently entitled to elect one member of our Board of Directors. As of October 31, 2012 and 2011, there was one share of Series B Preference stock authorized and outstanding.

As of October 31, 2012 and 2011, there were 126.403 and 136.801 shares, respectively, of Series D Convertible Junior Preference Stock (“Series D”) issued and outstanding. These shares were issued with a par value of $1.00 per share, an optional redemption price, and a liquidation preference of $25 per share plus accrued dividends. The Series D stock may be converted into NIC common stock at the holder’s option (subject to adjustment in certain circumstances); upon conversion each share of Series D stock is converted to 0.3125 shares of common stock. The Series D stock ranks senior to common stock as to dividends and liquidation and receives dividends at a rate of 120% of the cash dividends on common stock as declared on an as-converted basis.

Common Stock

On February 15, 2011, upon recommendation of the Board of Directors, the stockholders voted on and approved an amendment to the Company’s Restated Certificate of Incorporation to increase the number of authorized shares of Common Stock from 110 million shares to 220 million shares, with a par value of $0.10 per share. There were 79.3 million shares and 70.5 million shares of common stock outstanding, net of common stock held in treasury, at October 31, 2012 and 2011, respectively.

October 2012 Issuance of Common Stock

In October 2012, the Company completed a public offering of 10,666,666 shares of NIC common stock at a price of $18.75 per share and received proceeds, net of underwriting discounts, commissions, and offering expenses, of $192 million. In connection with the public offering, in November 2012, the underwriters elected to exercise a portion of the over-allotment option and purchased an additional 763,534 shares of NIC common stock at a price of $18.75 per share. The Company received proceeds from the exercise of the over-allotment, net of underwriting discounts and commissions, of $14 million.

Additional Paid in Capital

In connection with the sale of the Convertible Notes, the Company purchased call options for $125 million and entered into separate warrant transactions whereby the Company sold warrants for $87 million to purchase shares of common stock. As the call options and warrants are indexed to our common stock, we recognized them in permanent equity in Additional paid in capital, and will not recognize subsequent changes in fair value as long as the instruments remain classified as equity. See Note 9, Debt, for further discussion.

Accumulated Other Comprehensive Loss

Accumulated other comprehensive loss consists of the following as of October 31:

(in millions)	2012	2011	2010
Defined benefit plans	$(2,302)	$(2,045)	$(1,316)
Foreign currency translation adjustments	(23)	101	120

Accumulated other comprehensive loss	$(2,325)	$(1,944)	$(1,196)

Share Repurchase Programs

In December 2010, our Board of Directors authorized a share repurchase program utilizing cash proceeds received from the exercise of stock options, up to a limit of $25 million, which was completed in September 2011. Under this program, we repurchased 532,016 shares of our common stock.

In September 2011, a special committee of our Board of Directors authorized a share repurchase program for up to $175 million worth of the Company’s common stock in the open market or in any private transaction.

In October 2011, the Company entered into a variable term accelerated share repurchase (“ASR”) agreement with a third-party financial institution to purchase shares of common stock for an aggregate purchase price of $100 million. Under the ASR agreement, the Company paid the financial institution $100 million and received an initial delivery of 2,380,952 shares. The value of the delivered shares on the date of purchase was $80 million at $33.60 per share, and was included in Common stock held in treasury in our Consolidated Balance Sheets as of October 31, 2011. The remaining $20 million was included in Additional paid in capital in our Consolidated Balance Sheets as of October 31, 2011.

In November 2011, the ASR program concluded and the Company received an additional 161,657 shares for a total of 2,542,609 shares. The final settlement was based upon the volume weighted average price of the Company’s common stock (subject to a discount agreed upon with the financial institution) over an averaging period. With the conclusion of the agreement, the remaining $20 million included in Additional paid in capital was reclassified to Common stock held in treasury.

In October 2011, the Company entered into an open market share repurchase (“OMR”) agreement with a third-party financial institution to purchase the remaining $75 million worth of the Company’s common stock authorized by a special committee of our Board of Directors in September 2011. The OMR commenced in November 2011, following the completion of the ASR program. In January 2012, the OMR concluded with the Company repurchasing 1,905,600 shares of our common stock. Repurchases of $70 million were settled in cash during the three months ended January 31, 2012, and the remaining $5 million was settled in cash during the three months ended April 30, 2012. The share repurchase program expired upon its completion.

Dividend Restrictions

Under the General Corporation Law of the State of Delaware, dividends may only be paid out of surplus or out of net profits for the year in which the dividend is declared or the preceding year, and no dividend may be paid on common stock at any time during which the capital of outstanding preferred stock or preference stock exceeds our net assets.

As set forth in the Senior Notes indenture, the terms of our Senior Notes include various financial covenants and restrictions including, among others, certain limitations on dividends. The Loan Agreement with regard to the Tax Exempt Bonds contains substantially identical financial covenants and restrictions, including, among others, certain limitations on dividends. We have not paid dividends on our common stock since 1980.